Annual Fund Operating Expenses - Reckoner BBB-B CLO ETF Class	Oct. 30, 2026
Reckoner Leveraged AAA CLO ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.83%	[1]
Expenses (as a percentage of Assets)	4.13%
Reckoner BBB-B CLO ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%

[1]	“Other expenses” include 3.82% of interest expense related to borrowing costs charged to the Fund on reverse repurchase agreements and 0.01% of interest expense from borrowing on the Fund’s line of credit. The net expense ratio for the Fund would be 0.30% if these expenses were excluded.